Total
Class A & Y Prospectus | PACE Large Co Growth Equity Investments
PACE Large Co Growth Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 134 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 245 of the fund's Statement of Additional Information. Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Class A & Y Prospectus - PACE Large Co Growth Equity Investments - USD ($)	CLASS A		CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%		none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	[1]	none
Exchange fee	none		none
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A & Y Prospectus - PACE Large Co Growth Equity Investments		CLASS A	CLASS Y
Management fees		0.69%	0.69%
Distribution and/or service (12b-1) fees		0.25%	none
Other expenses (includes administration fee of 0.10%)	[1]	0.21%	0.19%
Total annual fund operating expenses		1.15%	0.88%
Management fee waiver/expense reimbursements	[2]	0.02%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.13%	0.88%
[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through November 30, 2024 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales, and (ii) expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed 1.13% for Class A and 0.88% for Class Y. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A & Y Prospectus - PACE Large Co Growth Equity Investments - USD ($)		1 year	3 years	5 years	10 years
CLASS A	[1]	659	893	1,146	1,869
CLASS Y	[1]	90	281	488	1,084
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of companies that are believed to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. Large capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase. Dividend income is an incidental consideration in the investment advisors' selection of stocks for the fund.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as technology. The fund may also invest, to a lesser extent, in other securities such as securities convertible into stocks, fixed income securities, initial public offerings ("IPOs") and stocks of companies with smaller total market capitalizations (i.e., capitalizations below the lower end of the market capitalization range of the companies in the Russell 1000® Growth Index at the time of purchase). The fund may invest up to 20% of its total assets in non-US securities, which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.

Management process

The fund employs a "manager of managers" structure. UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s). The relative value of each subadvisor's share of the fund's assets may change over time.

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The main strategies of the subadvisors include:

•  A strategy in which the subadvisor employs a concentrated, fundamentally driven sustainable growth strategy.

•  A strategy in which the subadvisor pursues a "growth style" of investing and seeks to capture market inefficiencies and invest in companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth.

•  A strategy in which the subadvisor invests in a focused portfolio of common stocks of large capitalization companies that it believes have a sustainable competitive advantage.

Principal risks
Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class A shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other subadvisors were responsible for managing portions of the fund's assets during previous periods. J.P. Morgan Investment Management, Inc. ("J.P. Morgan") assumed day-to-day management of a separate portion of the fund's assets on October 5, 2012. GQG Partners LLC ("GQG") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Polen Capital Management, LLC ("Polen") assumed day-to-day management of a separate portion of the fund's assets on December 15, 2021. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares' after-tax returns shown.

PACE Large Co Growth Equity InvestmentsAnnual Total Returns of Class A Shares

Total return January 1 - September 30, 2023: 18.88% Best quarter during calendar years shown—2Q 2020: 28.72% Worst quarter during calendar years shown—2Q 2022: (19.16)%
Average annual total returns (figures reflect sales charges)(for the periods ended December 31, 2022)
Average Annual Returns - Class A & Y Prospectus - PACE Large Co Growth Equity Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	(31.95%)	7.64%	11.47%	Nov. 27, 2000
CLASS Y	(27.77%)	9.15%	12.40%	Feb. 15, 2001
After Taxes on Distributions | CLASS A	(38.52%)	1.85%	7.17%
After Taxes on Distributions and Sale of Fund Shares | CLASS A	(14.17%)	5.91%	8.96%
Russell 1000 Growth Index (Index reflects no deduction for fees, expenses or taxes.)	(29.14%)	10.96%	14.10%